AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS

December 31, 2022

(unaudited)

Principal Amount	General Obligation Bonds (37.1%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City (4.7%)
	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$199,000	6.250%, 01/01/29	NR/A-/NR	$202,158

	Gilbert Improvement District No. 20
460,000	5.100%, 01/01/29	Aa1/AA-/NR	465,166

	Goodyear McDowell Road Commercial Corridor Improvement District
840,000	3.250%, 01/01/27 BAMAC Insured	Aa2/AA/NR	857,119

	Mesa, Arizona
425,000	4.000%, 07/01/32	Aa2/AA/AAA	444,686

	Phoenix, Arizona
3,000,000	5.000%, 07/01/27	Aa1/AA+/AAA	3,296,790

	Tempe Improvement District (Pier Town Lake)
1,000,000	5.000%, 01/01/29	Aa2/NR/NR	1,013,390

	Tucson, Arizona
3,000,000	5.000%, 07/01/24	Aa3/AA/AAA	3,097,290
	Total City		9,376,599

	Community College (0.8%)
	Pinal Co. Community College District
500,000	4.000%, 07/01/33	NR/AA-/NR	536,515
1,000,000	3.000%, 07/01/34	NR/AA-/NR	972,920
	Total Community College		1,509,435

	County (8.5%)
	Maricopa Co. Daisy Mountain Fire District
340,000	4.000%, 07/01/27 AGMC Insured	NR/AA/NR	353,488

	Maricopa Co. Special Health Care District
2,500,000	5.000%, 07/01/25	Aa3/NR/AA-	2,636,025
3,000,000	5.000%, 07/01/32	Aa3/NR/AA-	3,313,230
1,500,000	5.000%, 07/01/34	Aa3/NR/AA-	1,630,320
4,345,000	5.000%, 07/01/34	Aa3/NR/AA-	4,902,116

	Yavapai Co. Jail District
1,180,000	5.000%, 07/01/30 BAMAC Insured	NR/AA/AA	1,325,175
1,650,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/AA	1,734,051

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,032,120
	Total County		16,926,525

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (21.0%)
	Gila Co. Unified School District No. 10 (Payson)
$1,000,000	5.000%, 07/01/28	Aa2/NR/NR	$1,030,940

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	529,998

	Maricopa Co. Elementary School District No. 1 (Phoenix)
500,000	4.000%, 07/01/31 BAMAC Insured	NR/AA/NR	521,925
460,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	479,453

	Maricopa Co. Elementary School District No. 2 (Riverside)
1,000,000	5.000%, 07/01/30 BAMAC Insured	NR/AA/NR	1,128,710

	Maricopa Co. Elementary School District No. 3 (Tempe)
500,000	5.000%, 07/01/30	Aa1/NR/NR	543,935
5,615,000	5.000%, 07/01/31	Aa1/NR/NR	6,243,038

	Maricopa Co. Elementary School District No. 8 (Osborn)
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	545,475

	Maricopa Co. Elementary School District No. 25 (Liberty)
350,000	4.000%, 07/01/35 AGMC Insured	NR/AA/NR	365,673
300,000	4.000%, 07/01/36 AGMC Insured	NR/AA/NR	310,662
375,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	385,826

	Maricopa Co. Elementary School District No. 40 (Glendale)
2,050,000	2.000%, 07/01/35 AGMC Insured	NR/AA/AA+	1,656,503

	Maricopa Co. Elementary School District No. 62 (Union)
315,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	331,941
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	610,989
300,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/NR	315,432
375,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/NR	393,720

	Maricopa Co. Elementary School District No. 65 (Littleton)
125,000	3.000%, 07/01/35 BAMAC Insured	Aa3/AA/NR	112,006

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa1/AA/AAA	516,255

	Maricopa Co. High School District No. 214 (Tolleson)
200,000	3.000%, 07/01/35	Aaa/AA/NR	189,384

	Maricopa Co. Unified School District No. 4 (Mesa)
4,000,000	5.000%, 07/01/29	Aa2/AA-/NR	4,557,240

	Maricopa Co. Unified School District No. 11 (Peoria)
1,490,000	4.000%, 07/01/25	Aa3/AA-/NR	1,491,445
675,000	4.500%, 07/01/33 AGMC Insured	Aa3/AA/NR	697,187

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School District (continued)
	Maricopa Co. Unified School District No. 41 (Gilbert)
$3,000,000	5.000%, 07/01/26	Aa1/AA-/NR	$3,234,360

	Maricopa Co. Unified School District No. 48 (Scottsdale)
2,350,000	3.000%, 07/01/34	Aa1/AA/NR	2,304,034

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	Aa2/AA-/NR	1,664,500

	Maricopa Co. Unified School District No. 66 (Roosevelt)
910,000	4.000%, 07/01/31 BAMAC Insured	A1/AA/NR	951,851

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,500,000	5.000%, 07/01/27	Aa1/NR/AAA	1,648,395
425,000	4.000%, 07/01/35	Aa1/NR/AAA	443,942

	Maricopa Co. Unified School District No. 80 (Chandler)
545,000	4.000%, 07/01/36	Aaa/AA/NR	560,827

	Maricopa Co. Unified School District No. 89 (Dysart)
500,000	4.000%, 07/01/28	NR/A+/AAA	507,425

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	521,495

	Navajo Co. Unified School District No. 32 (Blue Ridge)
400,000	5.000%, 07/01/29 AGMC Insured	NR/AA/NR	434,272

	Pima Co. Unified School District No. 6 (Marana)
955,000	5.000%, 07/01/25	NR/A/NR	965,266
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	961,362
1,000,000	4.250%, 07/01/32 AGMC Insured	NR/AA/NR	1,034,010
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,021,080

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	4.500%, 07/01/37 AGMC Insured	NR/AA/NR	1,038,240
250,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	264,425

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,057,529

	Santa Cruz Co. Unified School District No. 35 (Santa Cruz Valley)
300,000	3.000%, 07/01/36 AGMC Insured	NR/AA/NR	283,398
	Total School District		41,854,148

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Special District (2.1%)
	Eastmark Community Facilities District No. 1
$345,000	4.000%, 07/15/33 AGMC Insured	NR/AA/NR	$357,644
360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	372,607

	Estrella Mountain Ranch Community Facilities District
155,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	167,088

	Gladden Farms Phase II Community Facilities District
300,000	5.000%, 07/15/47 BAMAC Insured	NR/AA/NR	311,184

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	505,515
460,000	4.000%, 07/15/32	A1/A-/NR	473,570

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	692,451

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	500,580

	Vistancia Community Facilities District
850,000	4.000%, 07/15/25 BAMAC Insured	A1/AA/NR	872,117
	Total Special District		4,252,756
	Total General Obligation Bonds		73,919,463

	Revenue Bonds (55.9%)
	Airport (7.1%)
	Phoenix Civic Improvement Corp. Airport Bonds
4,000,000	4.000%, 07/01/40	A1/A+/NR	3,879,560
2,595,000	5.000%, 07/01/27 AMT	Aa3/AA-/NR	2,755,553
185,000	5.000%, 07/01/30 AMT	Aa3/AA-/NR	195,286
3,850,000	5.000%, 07/01/31 AMT	Aa3/AA-/NR	4,057,130
2,900,000	5.000%, 07/01/31 AMT	Aa3/AA-/NR	3,087,427
200,000	5.000%, 07/01/33 AMT	Aa3/AA-/NR	212,060
	Total Airport		14,187,016

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Charter Schools (3.9%)
	Arizona Industrial Development Authority (Basis Schools)
$240,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	$249,362

	Arizona Industrial Development Authority (Candeo Schools)
500,000	3.375%, 07/01/41 State Enhanced	NR/AA-/NR	417,015

	Arizona Industrial Development Authority (Equitable Schools)
1,000,000	4.000%, 11/01/36	NR/A/NR	959,820
2,000,000	4.000%, 11/01/38	NR/A/NR	1,883,440
2,000,000	4.000%, 11/01/40	NR/A/NR	1,842,260

	Arizona Industrial Development Authority (Greathearts Academies)
1,000,000	3.000%, 07/01/37 State Enhanced	NR/AA-/NR	840,490

	Maricopa Co. Industrial Development Authority (Great Hearts Arizona Projects)
250,000	5.000%, 07/01/26 State Enhanced	NR/AA-/NR	262,535
315,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	327,159

	Phoenix Industrial Development Authority (Macombs Facility Project)
315,000	5.000%, 07/01/33	NR/BBB-/NR	331,834
325,000	4.000%, 07/01/34	NR/BBB-/NR	310,001
315,000	4.000%, 07/01/35	NR/BBB-/NR	295,961
	Total Charter Schools		7,719,877

	Excise Tax (7.3%)
	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA/AA	410,684

	Buckeye Roosevelt Street Improvement District
85,000	4.000%, 01/01/32	NR/A-/NR	85,408

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	525,970

	Flagstaff Pledged Revenue
1,395,000	4.250%, 07/01/33	NR/AA/NR	1,459,616

	Gila Co. Pledged Revenue Obligations
555,000	4.000%, 07/01/30	NR/AA/NR	588,256

	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	276,235

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,230,960
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,360,200
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,012,040
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	2,785,691

	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	1,784,504
885,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	946,596
	Total Excise Tax		14,466,160

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Healthcare (5.8%)
	Maricopa Co. Industrial Development Authority (Banner Health)
$ 500,000	4.000%, 01/01/48	NR/AA-/AA-	$ 460,435
1,000,000	5.000%, 01/01/48	NR/AA-/AA-	1,028,080

	Maricopa Co. Industrial Development Authority (HonorHealth)
2,250,000	4.125%, 09/01/38	A2/NR/A+	2,243,723

	Phoenix Industrial Development Authority (Mayo Clinic) VRDO***
2,650,000	3.540%, 11/15/52	Aa2/AA/NR	2,650,000

	Pima Co. Industrial Development Authority (Tucson Medical Center)
1,150,000	5.000%, 04/01/33	NR/A/NR	1,261,251
880,000	4.000%, 04/01/37	NR/A/NR	851,022
250,000	3.000%, 04/01/51	NR/A/NR	177,788

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	A2/NR/A+	1,007,910

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A/NR	1,650,189
200,000	5.000%, 08/01/32	NR/A/NR	203,166
	Total Healthcare		11,533,564

	Higher Education (7.5%)
	Arizona Board of Regents (Arizona State University System) Green Bonds
1,500,000	5.000%, 07/01/36	Aa2/AA/NR	1,721,430

	Arizona Board of Regents (Arizona State University System) VRDO***
5,630,000	3.550%, 07/01/34	Aa2/AA/NR	5,630,000

	Arizona Board of Regents (Northern Arizona University) Speed Stimulus Plan for Economic & Educational Development
2,090,000	5.000%, 08/01/29 AGMC Insured	A1/AA/NR	2,344,249

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
1,000,000	3.125%, 08/01/39	Aa3/A+/NR	842,650

	Arizona Board of Regents (University of Arizona System)
105,000	4.000%, 06/01/38	Aa2/AA-/NR	106,274

	Arizona Industrial Development Authority (North Carolina Central University Student Housing)
250,000	4.000%, 06/01/34 BAMAC Insured	Baa3/AA/NR	255,965
700,000	4.000%, 06/01/39 BAMAC Insured	Baa3/AA/NR	691,999

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing)
200,000	5.000%, 07/01/26	Baa3/NR/NR	205,800
400,000	5.000%, 07/01/33	Baa3/NR/NR	407,880
1,250,000	5.000%, 07/01/42	Baa3/NR/NR	1,230,125

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing II)
$100,000	5.000%, 07/01/26	Baa3/NR/NR	$102,900
250,000	5.000%, 07/01/27	Baa3/NR/NR	258,420
150,000	5.000%, 07/01/28	Baa3/NR/NR	155,607
200,000	5.000%, 07/01/30	Baa3/NR/NR	207,168
300,000	5.000%, 07/01/32	Baa3/NR/NR	308,361

	Pima Co. Community College District
500,000	4.000%, 07/01/38	Aa3/NR/AA-	505,790
	Total Higher Education		14,974,618

	Housing (1.8%)
	Arizona Industrial Development Authority Green Bond MTEB (Chandler Village Apartments Project)
4,824,102	2.120%, 07/01/37 FNMA Insured Series 2020	Aaa/NR/NR	3,565,735

	Lease (2.5%)
	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	601,038

	Nogales Municipal Development Authority, Inc.
845,000	4.000%, 06/01/36	NR/AA-/NR	860,345
615,000	5.000%, 06/01/28 AGMC Insured	NR/AA/NR	656,734
810,000	4.000%, 06/01/33 AGMC Insured	NR/AA/NR	849,690
2,000,000	4.000%, 06/01/39 AGMC Insured	NR/AA/NR	2,011,400

	State of Arizona COP
100,000	5.000%, 09/01/27	Aa2/AA-/NR	105,610
	Total Lease		5,084,817

	Pollution Control (0.7%)
	Maricopa Co. Pollution Control (El Paso Electric Co.)
375,000	3.600%, 02/01/40	Baa2/NR/BBB+	328,309
250,000	3.600%, 04/01/40	Baa2/NR/BBB+	218,668

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	2.400%, 06/01/35	A3/A-/BBB+	761,430
	Total Pollution Control		1,308,407

	Resource Recovery (4.7%)
	Chandler Industrial Development Authority (Intel Corporation Project)
4,250,000	2.700%, 12/01/37 AMT (Mandatory Put Date 8/14/23)	A1/A+/NR	4,222,333
3,000,000	5.000%, 09/01/52 AMT	A1/A+/NR	3,131,910

	Maricopa Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	3.375%, 12/01/31 AMT (Mandatory Put Date 6/03/24)	NR/A-/NR	1,473,075

	Yavapai Co. Industrial Development Authority, (Waste Management Inc. Project)
520,000	2.200%, 03/01/28 AMT (Mandatory Put Date 06/03/24)	NR/A-/NR	502,408
	Total Resource Recovery		9,329,726

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Sales Tax (3.3%)
	Arizona Sports & Tourism Authority (Multipurpose Stadium Facility Project)
$6,000,000	5.000%, 07/01/30 BAMAC Insured	A1/AA/A	$6,686,220

	Senior Living Facilities (1.1%)
	Arizona Industrial Development Authority, Second Tier (Great Lakes Senior Living Communities)
620,000	5.000%, 01/01/28	NR/CCC+/NR	494,735
555,000	5.000%, 01/01/29	NR/CCC+/NR	436,530
1,205,000	5.000%, 01/01/30	NR/CCC+/NR	922,500
655,000	4.000%, 01/01/33	NR/CCC+/NR	415,624
	Total Senior Living Facilities		2,269,389

	Utility (5.3%)
	Greater Arizona Development Authority Revenue
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	509,875

	Mesa Utility System
5,000,000	5.000%, 07/01/36	Aa3/A+/NR	5,821,250

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/BBB+/NR	3,151,080

	Yuma Utility System
1,000,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/AA-	1,044,690
	Total Utility		10,526,895

	Water/Sewer (4.9%)
	Glendale Water & Sewer Revenue Refunding Senior Lien
6,120,000	3.000%, 07/01/24	A1/AA/NR	6,142,093

	Phoenix Civic Improvement Corp. Wastewater Revenue
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,559,970

	Pima Co. Sewer System Revenue Refunding
2,000,000	5.000%, 07/01/26	NR/AA/AA	2,156,240
	Total Water/Sewer		9,858,303
	Total Revenue Bonds		111,510,727

	Pre-Refunded Bonds (4.1%)††
	Pre-Refunded General Obligation Bonds (0.7%)
	City (0.1%)
	Glendale, Arizona
200,000	5.000%, 07/01/33	NR/AA/AAA	224,370

	School District (0.1%)
	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aaa/AA/NR	253,158

Principal Amount	Pre-Refunded Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Special District (0.5%)
	Estrella Mountain Ranch Community Facilities District
$845,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	$927,751

	Goodyear Community Facilities Utilities District No. 1
40,000	4.000%, 07/15/32	NR/NR/NR*	41,763
	Total Special District		969,514
	Total Pre-Refunded General Obligation Bonds		1,447,042

	Pre-Refunded Revenue Bonds (3.4%)
	Excise Tax (0.2%)
	Scottsdale Municipal Property Corp.
375,000	5.000%, 07/01/34	Aa1/AAA/AA+	396,424

	Healthcare (2.5%)
	Arizona Health Facilities Authority (Banner Health)
2,000,000	5.000%, 01/01/44	NR/AA-/NR	2,042,360

	Maricopa Co. Hospital Revenue (Sun Health)
705,000	5.000%, 04/01/25	NR/NR/NR*	716,999
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,182,163
	Total Healthcare		4,941,522

	Higher Education (0.7%)
	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,462,311
	Total Pre-Refunded Revenue Bonds		6,800,257
	Total Pre-Refunded Bonds		8,247,299
	Total Municipal Bonds (cost $200,920,090)		193,677,489

Shares	Short-Term Investment (1.2%)

2,263,661	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 4.17%** (cost $2,263,661)	Aaa-mf/AAAm/NR	2,263,661

	Total Investments (cost $203,183,751-note b)	98.3%	195,941,150
	Other assets less liabilities	1.7	3,468,834
	Net Assets	100.0%	$199,409,984

		Percent of
	Portfolio Distribution By Quality Rating	Investments†
	Aaa of Moody's or AAA of S&P or Fitch	8.7%
	Pre-refunded bonds††	4.3
	Aa of Moody's or AA of S&P or Fitch	66.4
	A of Moody's or S&P or Fitch	16.5
	Baa of Moody's or BBB of S&P or Fitch	2.6
	CCC of S&P	1.2
	Not Rated*	0.3
		100.0%

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
MTEB- Multifamily Tax-Exempt Mortgage-Backed Bonds
NPFG - National Public Finance Guarantee
NR - Not Rated
VRDO - Variable Rate Demand Obligation

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
***	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.
Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $202,689,633 amounted to $6,748,483, which consisted of aggregate gross unrealized appreciation of $2,505,953 and aggregate gross unrealized depreciation of $9,254,436.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices – Short-Term Investment	$2,263,661
Level 2 – Other Significant Observable Inputs - Municipal Bonds	193,677,489
Level 3 – Significant Unobservable Inputs	—
Total	$195,941,150

+ See schedule of investments for a detailed listing of securities.